N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	EAIC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
C000082341 [Member]
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
(a) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Annual Fee chart with the following:

Annual Fee	Minimum	Maximum
Base Contract 1

Plan Type A	1.00%	3.25%
Plan Type B	1.15%	3.00%
Investment Options (Portfolio Fees and Expenses)	0.52%	0.85%
Optional Benefits For An Additional Charge 2	None	None

1	The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
2	The Optional Benefit is the Optional Spousal Benefit.
(b) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Lowest Annual Cost and Highest Annual Cost tables for Plan Type A and Plan Type B with the following:

PLAN TYPE A
Lowest Annual Cost $1,389	Highest Annual Cost $3,353
Assumes:	Assumes:
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Base Contract fee and portfolio fees and expenses	• Most expensive combination of Base Contract fee and portfolio fees and expenses
• No sales charges	• No sales charges
• No additional purchase payments, transfers or withdrawals	• No additional purchase payments, transfers or withdrawals

PLAN TYPE B
Lowest Annual Cost $1,516	Highest Annual Cost $3,182
Assumes:	Assumes:
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Base Contract fee and portfolio fees and expenses	• Most expensive combination of Base Contract fee and portfolio fees and expenses
• No sales charges	• No sales charges
• No additional purchase payments, transfers or withdrawals	• No additional purchase payments, transfers or withdrawals

Base Contract (N-4) Footnotes [Text Block]	The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.52%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.85%
Optional Benefits Minimum [Percent]	0.00%	[1]
Optional Benefits Maximum [Percent]	0.00%	[1]
Optional Benefits Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]
(b) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Lowest Annual Cost and Highest Annual Cost tables for Plan Type A and Plan Type B with the following:

PLAN TYPE A
Lowest Annual Cost $1,389	Highest Annual Cost $3,353
Assumes:	Assumes:
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Base Contract fee and portfolio fees and expenses	• Most expensive combination of Base Contract fee and portfolio fees and expenses
• No sales charges	• No sales charges
• No additional purchase payments, transfers or withdrawals	• No additional purchase payments, transfers or withdrawals

PLAN TYPE B
Lowest Annual Cost $1,516	Highest Annual Cost $3,182
Assumes:	Assumes:
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Base Contract fee and portfolio fees and expenses	• Most expensive combination of Base Contract fee and portfolio fees and expenses
• No sales charges	• No sales charges
• No additional purchase payments, transfers or withdrawals	• No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Text Block]
2.	Under “FEE TABLE”
We are replacing the table entitled “Annual Portfolio Company Expenses” with the following:

ANNUAL PORTFOLIO COMPANY EXPENSES

	Minimum	Maximum
Annual Portfolio Company Expenses	0.52%	0.85%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service
(12b-1)
fees, and
other expenses)

Annual Portfolio Company Expenses [Table Text Block]
We are replacing the table entitled “Annual Portfolio Company Expenses” with the following:

ANNUAL PORTFOLIO COMPANY EXPENSES

	Minimum	Maximum
Annual Portfolio Company Expenses	0.52%	0.85%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service
(12b-1)
fees, and
other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.52%
Portfolio Company Expenses Maximum [Percent]	0.85%
Item 17. Portfolio Companies (N-4) [Text Block]
4.	Under “APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT”
We are replacing the chart in Appendix A with the following:

PORTFOLIO TYPE/ INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital.	PGIM Balanced Fund (Class Z) 1 (Closed to new investors) Adviser: PGIM Investments LLC Sub-Advisers: PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser); PGIM Fixed Income and PGIM Limited (Fixed Income Subadvisers)	0.79%	17.07%	8.03%	6.72%
Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital.	PGIM 60/40 Allocation Fund (Class R6) 2 Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	0.40%	18.93%	9.58%	7.80%
1.
Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2025 without the prior approval of the fund’s Board of Directors.
2. The manager has contractually agreed, through November 30, 2025, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2025 without the prior approval of the fund’s Board of Trustees.

Portfolio Companies [Table Text Block]
We are replacing the chart in Appendix A with the following:

PORTFOLIO TYPE/ INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital.	PGIM Balanced Fund (Class Z) 1 (Closed to new investors) Adviser: PGIM Investments LLC Sub-Advisers: PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser); PGIM Fixed Income and PGIM Limited (Fixed Income Subadvisers)	0.79%	17.07%	8.03%	6.72%
Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital.	PGIM 60/40 Allocation Fund (Class R6) 2 Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	0.40%	18.93%	9.58%	7.80%
1.
Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2025 without the prior approval of the fund’s Board of Directors.
2. The manager has contractually agreed, through November 30, 2025, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2025 without the prior approval of the fund’s Board of Trustees.

Temporary Fee Reductions, Current Expenses [Text Block]
1.
Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2025 without the prior approval of the fund’s Board of Directors.
2. The manager has contractually agreed, through November 30, 2025, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2025 without the prior approval of the fund’s Board of Trustees.

C000082341 [Member] | PGIM Balanced Fund (Class Z) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital.
Portfolio Company Name [Text Block]	PGIM Balanced Fund (Class Z)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[2]
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser); PGIM Fixed Income and PGIM Limited (Fixed Income Subadvisers)	[2]
Current Expenses [Percent]	0.79%	[2]
Average Annual Total Returns, 1 Year [Percent]	17.07%	[2]
Average Annual Total Returns, 5 Years [Percent]	8.03%	[2]
Average Annual Total Returns, 10 Years [Percent]	6.72%	[2]
C000082341 [Member] | PGIM 6040 Allocation Fund (Class R6) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital.
Portfolio Company Name [Text Block]	PGIM 60/40 Allocation Fund (Class R6)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[3]
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC	[3]
Current Expenses [Percent]	0.40%	[3]
Average Annual Total Returns, 1 Year [Percent]	18.93%	[3]
Average Annual Total Returns, 5 Years [Percent]	9.58%	[3]
Average Annual Total Returns, 10 Years [Percent]	7.80%	[3]
C000082341 [Member] | Plan Type A [Member]
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[4]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.25%	[4]
Lowest Annual Cost [Dollars]	$ 1,389
Highest Annual Cost [Dollars]	$ 3,353
C000082341 [Member] | Plan Type B [Member]
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.15%	[4]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.00%	[4]
Lowest Annual Cost [Dollars]	$ 1,516
Highest Annual Cost [Dollars]	$ 3,182

[1]	The Optional Benefit is the Optional Spousal Benefit.
[2]	Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2025 without the prior approval of the fund’s Board of Directors.
[3]	The manager has contractually agreed, through November 30, 2025, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2025 without the prior approval of the fund’s Board of Trustees.
[4]	The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.